Submission	Jan. 30, 2025
Submission [Line Items]
Central Index Key	0001803498
Registrant Name	Blackstone Private Credit Fund
Form Type	N-2
Submission Type	N-2ASR
Fee Exhibit Type	EX-FILING FEES